LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of future minimum lease payments relating to the right-of-use assets
The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2022 in aggregate for the next five years and thereafter are as follows:

2023	$746
2024	741
2025	739
2026	735
2027	458
2028 and thereafter	30,304
$33,723